Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2017	2016
Prepaid clinical trial costs	$257	$1,246
Prepaid directors’ and officers’ and other corporate insurance	524	—
Other	348	90

	$1,129	$1,336